Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Reflected in the Unaudited Condensed Consolidated Balance Sheet is Reconciled - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Class A Ordinary Shares Reflected in the Unaudited Condensed Consolidated Balance Sheet is Reconciled [Abstract]
Gross proceeds		$ 115,000,000
Less:
Proceeds allocated to Public Warrants		(3,392,500)
Issuance costs allocated to Class A ordinary shares		(5,404,094)
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount		15,658,015
Class A ordinary shares subject to possible redemption		$ 121,861,421